S-K 1602, SPAC Registered Offerings	Jun. 02, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]

We have until the date that is 12 months from the closing of this offering, with one (1) three-month extension at the option of our sponsor, FDB IV (as may be extended further by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our acquisition strategy focuses on identifying and acquiring a business that aligns with and enhances the extensive expertise of our management team. We will leverage our sponsor’s robust network and our management team’s comprehensive industry relationships as a leader in SPAC advisory and investment banking to generate a pipeline of compelling business combination opportunities. Our management team intends to commence a disciplined process of target identification, due diligence, and transaction evaluation.

Our management team, in collaboration with ARC, and its advisers and affiliates, brings proven expertise in:

•        identifying, structuring, and executing strategic business acquisitions and divestitures;

•        successfully closing transactions in varying economic climates and market conditions across multiple jurisdictions;

•        cultivating and maintaining relationships with business owners, institutional investors, and executive leadership teams;

•        orchestrating complex transaction negotiations across diverse business environments;

•        securing strategic capital partnerships and navigating financial markets;

•        providing operational leadership, developing effective corporate strategies, and attracting and developing exceptional talent;

•        implementing post-acquisition integration strategies and synergy realization plans; and

•        driving sustainable growth through strategic initiatives, operational improvements, and calculated geographic and product line expansions.

While we may pursue an acquisition opportunity in any business, industry, sector or geographical location, we intend to focus on industries that complement our management team’s background, and to capitalize on the ability of our officers and directors to identify and acquire a business or businesses consistent with the experience of our management team and affiliates of our sponsor. We have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We will focus on these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet the following criteria and guidelines:

•        Companies with an attractive competitive position

•        Companies with knowledgeable management teams with a proven track record and relevant industry experience

•        Companies with high revenue growth or the potential for high revenue growth

•        Companies with the ability to generate future profits and free cash flows

•        Companies with scalability across multiple geographies

•        Companies that benefit from being a publicly traded company

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. We may decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, and in the event we do so, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

Competitive Strengths

Distinguished Leadership Team with Extensive SPAC Expertise and Public Market Transaction Experience

Our Chief Executive Officer, Ian Lee Hanna, brings more than 20 years of global leadership across investment banking, capital markets, and advanced technology sectors, with a particular focus on U.S. public listings and SPAC transactions. Mr. Hanna’s experience spans the entire lifecycle of SPAC and public market transactions — from firm formation, infrastructure setup, and IPO readiness, through target identification, due diligence, negotiation, and closing. As CEO and partner at ARC Group Limited, Mr. Hanna led advisory teams to the #1 Wall Street position in 2022 by deal volume and number of deals and advised on more than $5.6 billion in capital market transactions across diverse industries and geographies. His expertise in structuring complex transactions, navigating cross-border regulatory environments, and delivering results in dynamic market conditions positions the company for successful execution and value creation.

Record of Identifying and Securing Proprietary Deal Flow Optimized for SPAC Transactions

The principals of Norient Acquisition, through their roles at their respective firms and affiliates, have consistently maintained top-tier positions in SPAC league tables for completed de-SPAC transactions. This distinguished position stems from our team’s cultivated network of relationships with private equity sponsors, venture capital firms, family offices, investment banks, and industry executives that generate exclusive access to off-market opportunities. Our proprietary deal sourcing methodology combines quantitative screening with qualitative assessment to identify businesses with the optimal characteristics for successful SPAC transactions: strong growth profiles, defensible market positions, experienced management teams, and clear paths to value creation in the public markets. This access to premium deal flow, coupled with our reputation for execution excellence, positions us as a preferred partner for high-quality acquisition targets.

Demonstrated Success in Executing Transactions with High-Growth Assets Across International Markets

Our management team brings a global perspective and operational expertise across diverse international markets. We have successfully completed transactions spanning North America, Europe, Asia, and emerging markets, navigating complex cross-border regulatory environments, cultural nuances, and market-specific dynamics. This global transaction experience is particularly valuable in identifying undervalued growth opportunities outside saturated domestic markets. Our team possesses specialized knowledge in conducting thorough due diligence on international targets, structuring transactions to mitigate currency and geopolitical risks, and implementing post-acquisition integration strategies that respect local market dynamics while implementing global best practices. We have demonstrated particular expertise in identifying emerging market champions poised for global expansion and North American companies with untapped international growth potential. This cross-border transaction capability significantly expands our addressable market of potential acquisition targets beyond domestically-focused competitors.

Prior SPAC Experience

Below are the SPAC business combinations in which members of our management team have participated, along with certain other information:

ARC Group Acquisition I Corp

Ian Lee Hanna serves as chief operations officer and executive director of ARC Group Acquisition I Corp, a blank check company incorporated in the British Virgin Islands formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. ARC Group Acquisition I Corp completed its initial public offering in May 2026 and will have 12 months from the closing of its initial public offering, or with one three-month extension option to consummate its initial business combination and may seek shareholder approval to extend the date to consummate its initial business combination.

ARC Group Acquisition II Corp

Ian Lee Hanna has served as Chairman, Chief Executive Officer, and a director of ARC Group Acquisition II Corp since October 2025, and has served as its Chief Financial Officer since November 2025, a blank check company incorporated in the British Virgin Islands formed for the purpose of effecting its own business combination, which has not completed its initial public offering.

ARC Group Securities Acquisition I

Ian Lee Hanna serves as chief executive officer of ARC Group Securities Acquisition I, a blank check company incorporated as a Cayman Islands exempted company and formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. ARC Group Securities Acquisition I filed a registration statement with the SEC on November 5, 2025 relating to its initial public offering of 10,500,000 units for $10.00 per unit, each consisting of one Class A ordinary share, one redeemable warrant and one right to receive one-quarter (1/4) of one Class A ordinary share in ARC Group Securities Acquisition I upon the consummation of an initial business combination. ARC Group Securities Acquisition I will have 12 months from the closing of that offering, with one three-month extension option of to consummate its initial business combination and may seek shareholder approval to extend the date to consummate its initial business combination.

ARC Group Securities Acquisition II

Ian Lee Hanna serves as chief executive officer of ARC Group Securities Acquisition II, a blank check company incorporated as a Cayman Islands exempted company and formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. ARC Group Securities Acquisition II filed a registration statement with the SEC on November 6, 2025 relating to its initial public offering of 15,000,000 units for $10.00 per unit, each consisting of one Class A ordinary share and one-half of one redeemable warrant. ARC Group Securities Acquisition II will have 18 months from the closing of that offering, with one three-month extension option of to consummate its initial business combination and may seek shareholder approval to extend the date to consummate its initial business combination.

Data Knights Acquisition Corp.

ARC Group Limited, with Ian Lee Hanna serving in a lead role, served as financial advisor to Data Knights Acquisition Corp. (“Data Knights”) in its initial business combination with OneMedNet Corporation (“OneMedNet”), which provides innovative solutions that unlock the significant value contained within the clinical image archives of healthcare providers. OneMedNet began trading on the Nasdaq Stock Market LLC under the ticker symbol “ONMD” on November 8, 2023. On October 17, 2023, Data Knights held a special meeting of shareholders to approve the business combination and, between the initial public offering and the special meeting to approve the business combination, approximately 11,401,450 public shares were redeemed before the closing, representing approximately 99% of the public shares issued in Data Knights’s initial public offering. On January 16, 2026, the closing sale price of ONMD common stock was $0.90 and the aggregate market capitalization reflects a market value of approximately $46.6 million.

INFINT Acquisition Corporation

ARC Group Limited, with Ian Lee Hanna serving in a lead role, served as financial advisor to INFINT Acquisition Corporation (“INFINT”) in its initial business combination with Seamless Group, Inc. (“Seamless”), a global fintech platform, whereas the combined entity, known as CURRENC Group Inc. (“CURRENC”), began trading on the Nasdaq Stock Market LLC under the ticker symbol “CURR” on September 3, 2024. On August 6, 2024, INFINT held a special meeting of shareholders to approve the business combination and, between the initial public offering and the special meeting to approve the business combination, approximately 17,200,000 public shares were redeemed before the closing, representing approximately 99% of the public shares issued in INFINT’s initial public offering. Following the closing of the business combination, the ordinary shares of CURRENC began trading on Nasdaq on September 3, 2024, under the ticker symbol “CURR.” On December 8, 2025, the closing sale price of CURR shares was $2.33 and the aggregate market capitalization of CURRENC reflects a market value of approximately $172.3 million.

Feutune Light Acquisition Corporation

ARC Group Limited, with Ian Lee Hanna serving in a lead role, served as sole financial advisor to Feutune Light Acquisition Corporation (“Feutune”) in its initial business combination with Thunder Power Holdings, Inc. (“Thunder”), a developer of premium passenger electric vehicles (EVs) on June 21, 2024. On June 17, 2024, Feutune held a special meeting of shareholders to approve the business combination and, between the initial public offering and the special meeting to approve the business combination, approximately 99% of the public shares issued in Feutune’s initial public offering. Thunder’s stock began trading on Nasdaq Global Market in June 2024, which transferred to the Nasdaq Capital Market in March 2025 before being delisted in April 2025. Following this, the stock started trading on the OTCQB Venture Market as of June 5, 2025 and began trading under the symbol “AIEV” on the OTC Pink Open Market operated by the OTC Markets Group, Inc. commencing on April 21, 2025. On December 8, 2025, the closing sale price of AEIV shares was $0.22 and the aggregate market capitalization of Thunder reflects a market value of approximately $10.65 million.

EDOC Acquisition Corp.

ARC Group Limited, with Ian Lee Hanna serving in a lead role, acted as the exclusive financial advisor to Australian Oilseeds Investments Pty Ltd., one of the largest cold pressing oil plant in Australia and the APAC region, in the completion of the business combination with EDOC Acquisition Corp. (“EDOC”), a publicly traded special purpose acquisition company. This strategic transaction was approved by EDOC shareholders at a special meeting on March 5, 2024 and, between the initial public offering and the special meeting to approve the business combination, approximately 8,817,162 public shares were redeemed, representing approximately 98% of the public shares issued in EDOC’s initial public offering. Under the terms of the merger, Australian Oilseeds Holdings Limited, operating as “Australian Oilseeds Holdings Limited”, began trading its ordinary shares and warrants on Nasdaq Global Market under the ticker symbols “COOT” and “COOTW,” respectively, on March 22, 2024; it subsequently transferred to Nasdaq Capital Market on October 31, 2024. On December 8, 2025, the closing sale price of COOT shares was $0.81 and its warrants were $0.239, and the aggregate market capitalization of COOT reflects a market value of approximately $22.71 million.

Arogo Capital Acquisition Corp.

ARC Group Limited, with Ian Lee Hanna serving in a lead role, acts as the exclusive financial advisor to Arogo Capital Acquisition Corp. (OTC: AOGO), a Delaware special purpose acquisition company (“Arogo”). Arogo executed a definitive business combination agreement for a proposed business combination on February 14, 2025. This proposed business combination transaction has not yet closed. Arogo previously executed a definitive business combination agreement for a proposed business combination in June 2024 with Ayurcann, which terminated on November 19, 2024. Prior to that, Arogo entered into a proposed business combination with EON Reality on April 25, 2022 which terminated on November 7, 2023. Arogo’s securities were delisted from Nasdaq in September 2024 due to failing to meet listing rules, specifically related to market value of publicly held shares, and subsequently moved to the over-the-counter (OTC) market.

PHP Ventures Acquisition Corp

ARC Group Limited, with Ian Lee Hanna serving in a lead role, acts as the exclusive financial advisor to PHP Ventures Acquisition Corp., a Delaware special purpose acquisition company (“PHP”). PHP, which entered into a business combination agreement with Modulex Modular Buildings Plc in December 2022. This proposed business combination transaction has not yet closed. PHP’s common stock, rights, warrants, and units were suspended on April 19, 2024, and have been quoted on the OTC market since that time.

Maquia Capital Acquisition Corp.

ARC Group Limited, with Ian Lee Hanna serving in a lead role, acted as the exclusive financial advisor to Maquia Capital Acquisition Corp., a special purpose acquisition corporation focused on merging with or acquiring a businesses (“Maquia”). On August 8, 2023, Maquia executed a Business Combination Agreement with Immersed Inc., which transaction terminated on May 20, 2024. On July 15, 2024, Maquia entered into a Business Combination Agreement with Velocium, Inc. This proposed business combination transaction has not yet closed. Maquia’s securities were delisted from Nasdaq due to non-compliance with listing rules, primarily the failure to complete a business combination within the required timeframe. Its securities now trade on the OTCQX Best Market under the same ticker symbols MAQC and MAQCU.

Evergreen Corporation

ARC Group Limited, with Ian Lee Hanna serving in a lead role, acted as the exclusive financial advisor to Evergreen Corp. a special purpose acquisition corporation focused on merging with or acquiring a businesses (“Evergreen”). Evergreen terminated its business and began voluntary liquidation on July 24, 2025 after failing to complete a merger with Forekast Limited. A business combination agreement between Evergreen and Forekast Limited was signed in September 2024 and amended later that month, was terminated by Forekast on June 5, 2025, after the merger was not completed by the agreed deadline of February 28, 2025. Nasdaq had announced on June 11, 2025 that it will delist Evergreen’s class A ordinary shares, warrants, and units of Evergreen. The voluntary liquidation led to Forekast’s delisting from OTC Pink.

Broad Capital Acquisition Corp.

ARC Group Limited, with Ian Lee Hanna serving in a lead role, acted as the exclusive financial advisor to Broad Capital Acquisition Corp., a special purpose acquisition corporation focused on merging with or acquiring a businesses (“Broad Capital”). On January 18, 2023, Broad Capital and Openmarkets Group Pty Ltd., a Delaware corporation (“Openmarkets”), entered into an Agreement and Plan of Merger and Business Combination Agreement, which was terminated on February 12, 2025 when Broad Capital received a notice of termination from Openmarkets advising that Openmarkets had terminated the Agreement and Plan of Merger and Business Combination Agreement. Broad Capital was delisted from the Nasdaq on January 22, 2025 and voluntarily deregistered with the SEC. Broad Capital seeks a new business combination.

AI Transportation Acquisition Corp.

ARC Group Limited, with Ian Lee Hanna serving in a lead role, acted as the exclusive financial advisor to AI Transportation Acquisition Corp., a Cayman Islands exempted company formed as a special purpose acquisition corporation for the purpose of acquiring or merging with one or more businesses (“AITR”). On June 28, 2024, AITR entered into a Business Combination Agreement with American Metals LLC, an Indiana limited liability company. On November 27, 2024, AITR delivered to the Company a notice of termination of the BCA effective the same day.

However, in recent years, a number of target businesses have underperformed financially post-business combination with a SPAC. As a result, we cannot assure you that we will properly ascertain or assess all of the significant risk factors associated with a target business or that the price of the shares of the combined entity post-business combination will increase.

With respect to the foregoing experiences of our management team, past performance is not a guarantee (i) that we will be able to identify a suitable candidate for our initial business combination or (ii) of success with respect to any business combination we may consummate. You should not rely on the historical record and performance of the members of our management team as indicative of the future performance of an investment in us or the financial returns we may, or are likely to, generate going forward. For more information on the experience and background of our management team, see the section entitled “Management.”

SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders, other than our initial shareholders and our directors and officers, with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. If we seek shareholder approval, we will complete our initial business combination only if we receive an ordinary resolution under Cayman Islands law and our amended and restated memorandum and articles of association, which requires the affirmative vote of at least a simple majority of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement.

De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 12 months from the closing of this offering (or 15 months from the closing of this offering if our sponsor exercises its three-month extension option), as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we are unable to complete our initial business combination within the completion window and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of our public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. We expect the pro rata redemption price to be approximately $10.00 per public share (whether or not the over-allotment option is exercised), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public shareholders.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek, however, we do not expect that it will be necessary to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	There is no limit on the number of extensions that we may seek, however, we do not expect that it will be necessary to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private units will be worthless.
De-SPAC Consummation Timeframe, Duration	36 months
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness will have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by our public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the $107,000,000 in gross proceeds we receive from this offering and the sale of the private units described in this prospectus, or $122,750,000 if the underwriters’ over-allotment option is exercised in full, $105,000,000 ($10.00 per unit), or $120,750,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Efficiency acting as trustee, after deducting an aggregate of $700,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity. To the extent the interest earned on the trust account is not sufficient to pay our income taxes, we will not release funds from the trust account to pay such taxes, and we expect to make such payments from the funds held outside of the trust account.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

We believe that amounts not held in trust will be sufficient to pay the costs and expenses to which such proceeds are allocated that are payable prior to the closing of our initial business combination. However, if our estimate of the costs of undertaking in-depth due diligence and negotiating a business combination that are payable is less than the actual amount necessary to do so, we may be required to raise additional capital, the amount, availability and cost of which is currently unascertainable. If we are required to seek additional capital, we could seek such additional capital through loans or additional investments from our sponsor, members of our management team or any of their affiliates, but such persons are not under any obligation to advance funds to, or invest in, us.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 107,000,000
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Ian Lee Hanna	ARC	Broker-dealer	Chief Executive Officer

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. In particular, our Chairman, Chief Executive Officer and Chief Financial Officer, Ian Lee Hanna, is an officer and director of ARC Group Acquisition I Corp and ARC Group Acquisition II Corp, each a blank check company incorporated in the British Virgin Islands formed for the purpose of effecting its own business combination. Mr. Hanna also serves as an officer and director of ARC Group Securities Acquisition I and ARC Group Securities Acquisition II, each a blank check company incorporated in Cayman Islands formed for the purpose of effecting its own business combination. ARC Group Acquisition I Corp completed its initial public offering in May 2026. ARC Group Acquisition II Corp, ARC Group Securities Acquisition I, and ARC Group Securities Acquisition II have not yet completed their respective initial public offerings. Mr. Hanna owes fiduciary duties under British Virgin Islands law and Cayman Islands law to ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I and ARC Group Securities Acquisition II. Accordingly, if Mr. Hanna becomes aware of a business combination opportunity which is suitable for an entity to which such officer or director has then current fiduciary or contractual obligations, including ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I and ARC Group Securities Acquisition II, such officer or director will honor such officer’s or director’s fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under British Virgin Islands law and Cayman Islands law, as applicable. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. Other than ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I and ARC Group Securities Acquisition II, because the other entities to which our officers and directors owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations, we do not believe that the fiduciary, contractual or other obligations or duties of our officers or directors, or of any affiliates of our initial shareholders, or policies applicable to any affiliates of our initial shareholders, will materially affect our ability to complete our initial business combination. ARC Group Acquisition II Corp, ARC Group Securities Acquisition I and ARC Group Securities Acquisition II have not yet completed its initial public offering and neither these companies nor ARC Group Acquisition I Corp have not yet identified a target for its potential business combination. As a result, there is a material conflict of interest between ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I, ARC Group Securities Acquisition II and our company, as we, ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I and ARC Group Securities Acquisition II are engaged in the business of engaging in business combinations, and we expect that ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I and ARC Group Securities Acquisition II will generally have priority over us with respect to acquisition opportunities until they complete their initial business combination, enter into contractual agreements that would restrict their ability to engage in material discussions regarding potential initial business combinations, or cease operations and liquidates their trust accounts.

Additionally, there are no contractual agreements between us, ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I, ARC Group Securities Acquisition II, our sponsor or any affiliates of our initial shareholders regarding allocation of opportunities between us, ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I and ARC Group Securities Acquisition II. To the extent that our sponsor, any affiliates of our initial shareholders or any other entity affiliated with our sponsor becomes aware of a potential acquisition opportunity, such entity has complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination. We expect that a determination will be made as to whether we, ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I or ARC Group Securities Acquisition II would be presented with the opportunity, if at all, based on the circumstances of the particular situation, including but not limited to the relative sizes of the blank check companies compared to the sizes of the targets, the need or desire for additional financings, amount of time required to complete a business combination, and the relevant experience of the directors and officers involved with a particular blank check company.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated, including ARC Group Acquisition I Corp, ARC Group Acquisition II Corp, ARC Group Securities Acquisition I and ARC Group Securities Acquisition II. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see the table directly above for a description of our management’s other affiliations.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and the private shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private units will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares, warrants or rights directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $2,025,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.0048 per share) and the $2,000,000 purchase price for the private units (or $10.00 per unit), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsor were required to pay cash to exercise the private warrants.

•        Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, advisor, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares and private shares, and they and the other members of our management team have agreed to vote their founder shares, private shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our promoters and our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates. See the sections titled “Summary — Sourcing of Potential Business Combination Targets,” “Summary — Conflicts of Interest,” “Proposed Business — Sourcing of Potential Initial Business Combination Targets,” “Management — Conflicts of Interest,” “Management — Executive Officer and Director Compensation,” “Certain Relationships and Related Party Transactions,” “Description of Securities — Private Units,” “Description of Securities — Private Placement Units,” “Description of Securities — Founder Shares,” “Description of Securities — Registration Rights,” and “Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination — Since our sponsor, officers and directors, and any other holders of our founder shares may lose their entire investment in us if our initial business combination is not completed (other than with respect to public shares they may acquire during or after this offering), a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination” for more information.

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
FDB IV	5,175,000 Class B ordinary shares(1)	$25,000

	200,000 private placement units to be purchased simultaneously with the closing of this offering	$2,000,000

	$20,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services

	Up to $350,000	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $2,500,000 in working capital loans, which loans may be converted into private placement units of the post-business combination entity at the price of $10.00 per private placement unit	Working capital loans to finance transaction costs in connection with an initial business combination

FDB IV, our officers, our directors, or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.	Services in connection with identifying, investigating and completing an initial business combination

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Finder’s, advisory, consulting or success fees

Payment for any services rendered in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

ARC Group Securities LLC(2)	420,000 representative shares (as defined below) (or 483,000 representative shares if over-allotment option is exercised in full)	Underwriter compensation in connection with this offering. No cash underwriting discount is payable at closing.

	Deferred underwriting commission equal to one and one-half percent (1.5%) of the gross proceeds of this offering, payable in cash upon the closing of our initial business combination.	Underwriter compensation in connection with this offering

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into units, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private units), and (B) assume the issuance of 10,500,000 Class A ordinary shares (or 12,075,000 Class A ordinary shares if the over-allotment option is exercised in full) and 5,175,000 founder shares (up to 675,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized (as further described in this prospectus). Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

Such calculation does not reflect any dilution associated with the conversion of rights, which would cause the actual dilution to the public shareholders to be higher. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, assuming no value is attributed to the rights included in the units, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of May 18, 2026
Offering Price of $8.00 (considering the issuance of one-fourth (1/4) of one Class A ordinary share for each right included in units)	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$5.72	$5.01	$2.99	$4.00	$4.00	$2.48	$5.52	$(0.06)	$8.06
Assuming No Exercise of Over-Allotment Option
$5.72	$5.00	$3.00	$3.99	$4.01	$2.48	$5.52	$(0.05)	$8.05

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of May 18, 2026
			0% Redemption		25% Redemption		50% Redemption		75% Redemption		100% Redemption
	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment
Public offering price (considering the issuance of one-fourth (1/4) of one Class A ordinary share for each right included in units)	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00
Net tangible book value per share before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public stockholders and sale of the private units	(0.04)	(0.05)	5.73	5.73	5.01	5.02	4.00	4.01	2.49	2.49	(0.04)	(0.05)
Pro forma net tangible book value per share after this offering	(0.05)	(0.06)	5.72	5.72	5.00	5.01	3.99	4.00	2.48	2.48	(0.05)	(0.06)
Dilution to public stockholders	8.05	8.06	2.28	2.28	3.00	2.99	4.01	4.00	5.52	5.52	8.05	8.06
% of dilution to public stockholders	100.6%	100.8%	28.5%	28.5%	37.5%	37.4%	50.1%	50.0%	69.0%	69.0%	100.6%	100.8%

Net Tangible Book Value
Numerator
Net tangible book deficit before this offering	(45,076)	(45,076)	(45,076)	(45,076)	(45,076)	(45,076)	(45,076)	(45,076)	(45,076)	(45,076)	(45,076)	(45,076)
Net Proceeds from this offering and sale of the private units(1)	106,300,000	122,050,000	106,300,000	122,050,000	106,300,000	122,050,000	106,300,000	122,050,000	106,300,000	122,050,000	106,300,000	122,050,000
Plus: Offering costs paid in advance, excluded from tangible book value	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Less: Over-allotment liability	(125,213)	—	(125,213)	—	(125,213)	—	(125,213)	—	(125,213)	—	(125,213)	—
Less: redemptions(2)	(105,000,000)	(120,750,000)	—	—	(26,250,000)	(30,187,500)	(52,500,000)	(60,375,000)	(78,750,000)	(90,562,500)	(105,000,000)	(120,750,000)
Total	(420,289)	(531,326)	104,579,711	120,218,674	78,329,711	90,031,174	52,079,711	59,843,674	25,829,711	29,656,174	(420,289)	(531,326)

Denominator:
Class B ordinary shares outstanding prior to this offering	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000
Class B ordinary shares forfeited if over-allotment is not exercised	(675,000)	—	(675,000)	—	(675,000)	—	(675,000)	—	(675,000)	—	(675,000)	—
Representative shares	420,000	483,000	420,000	483,000	420,000	483,000	420,000	483,000	420,000	483,000	420,000	483,000
Class A ordinary shares included in the units offered(3)	13,125,000	15,093,750	13,125,000	15,093,750	13,125,000	15,093,750	13,125,000	15,093,750	13,125,000	15,093,750	13,125,000	15,093,750
Shares of ordinary shares included in the private units issued(4)	250,000	250,000	250,000	250,000	250,000	250,000	250,000	250,000	250,000	250,000	250,000	250,000
Less: shares subject to redemption	(10,500,000)	(12,075,000)	—	—	(2,625,000)	(3,018,750)	(5,250,000)	(6,037,500)	(7,875,000)	(9,056,250)	(10,500,000)	(12,075,000)
Total	7,795,000	8,926,750	18,295,000	21,001,750	15,670,000	17,893,000	13,045,000	14,964,250	10,420,000	11,945,500	7,795,000	8,926,750

(1)      Expenses applied against gross proceeds include offering expenses of approximately $700,000. See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(3)      Includes the issuance of an additional 2,625,000 shares (or up to 3,018,750 shares if the underwriters’ over-allotment option is exercised in full) underlying the rights contained in the public units.

(4)      Includes the issuance of an additional 50,000 shares underlying the rights contained in the private units.